2. Summary of Significant Accounting Policies: (d) Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2019
Policies
(d) Property and Equipment	(d)Property and Equipment Property and equipment are recorded at the lower of cost or net book value, and are amortized based on the following rates:
Equipment	5 years straight-line